INFORMATION INCLUDED IN CONSOLIDATED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of charges incurred by the Company included in Consolidated Earnings
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	$	$	$
Employee benefit expense
Wages, salaries and other short-term benefits	277,910	242,113	227,043
Termination benefits (Note 16)	74	4,110	2,274
Share-based compensation expense (Note 18)	21,655	22,879	501
Pension, post-retirement and other long-term employee benefit plans (Note 20):
Defined benefit plans	1,944	2,057	2,139
Defined contributions plans	8,245	6,824	7,142
	309,828	277,983	239,099
Finance costs (income) - Interest
Interest on borrowings and lease liabilities (1)	23,804	28,684	32,472
Amortization and write-off of debt issue costs on borrowings	5,149	1,210	1,194
Interest capitalized to property, plant and equipment	(1,277)	(458)	(1,976)
	27,676	29,436	31,690
Finance costs (income) - Other expense (income), net
Early redemption premium and other costs (Note 14)	14,412	—	—
Foreign exchange (gain) loss	(48)	38	(790)
Valuation adjustment made to non-controlling interest put options (Note 24)	12,007	2,470	3,339
Change in fair value of contingent consideration liability (Note 24)	—	(11,005)	—
Other costs, net	2,837	2,259	765
	29,208	(6,238)	3,314
Additional information
Depreciation of property, plant and equipment (Note 9)	51,871	50,237	51,030
Amortization of intangible assets (Note 12)	13,676	13,603	10,385
Impairment of assets, net (Note 13)	6,044	2,359	4,549

(1)    Presented net of $1.2 million in interest reimbursements as a result of interest subsidy programs for the year ended December 31, 2021. Reimbursements were nil for the years ended December 31, 2020 and 2019.